COLLEGE AND UNIVERSITY
                                              FACILITY LOAN TRUST TWO

                                        COMPILED FINANCIAL STATEMENTS
                                        SIX MONTHS ENDED MAY 31, 2002

ACCOUNTANTS' COMPILATION REPORT

To the Owner Trustee of
College and University Facility
Loan Trust Two:

We have compiled the accompanying balance sheet of College and University Facility Loan Trust Two (the "Trust"), including the schedule of investments, as of May 31, 2002, and the related statements of operations, cash flows, changes in net assets and financial highlights for the six months then ended, in accordance with standards established by the American Institute of Certified Public Accountants. The financial information for the years ended November 30, 2001, 2000, 1999, 1998 and 1997, presented herein for comparative purposes, was audited by other auditors, whose report thereon dated January 4, 2002 expressed an unqualified opinion.

A compilation is limited to presenting in the form of financial statements information that has been obtained from the books and records of the Trust. We have not audited or reviewed the accompanying financial statements or supplemental material and, accordingly, do not express an opinion or any other form of assurance on them.

We are not independent with respect to College and University Facility Loan Trust Two.


                                                            /s/ BDO Seidman, LLP

July 21, 2002

                                         COLLEGE AND UNIVERSITY
                                        FACILITY LOAN TRUST TWO

                                                  BALANCE SHEET

MAY 31,                                                                         2002
=======================================================================================
ASSETS

INVESTMENTS, at amortized cost, net of allowance for loan losses
  of $1,432,376 (Notes 1, 2, 6, 7 and 8 and Schedule of Investments)       $115,237,832
CASH                                                                             50,000
PREPAID EXPENSES                                                                 13,750
INTEREST RECEIVABLE                                                           1,165,528
DEFERRED BOND ISSUANCE COSTS (Note 2)                                           400,063
---------------------------------------------------------------------------------------

  Total assets                                                              116,867,173
---------------------------------------------------------------------------------------

LIABILITIES

BONDS PAYABLE, net of unamortized discount (Notes 1, 3 and 8)                98,113,354
INTEREST PAYABLE (Note 3)                                                     2,491,895
ACCRUED EXPENSES AND OTHER LIABILITIES                                          178,419
DISTRIBUTIONS PAYABLE TO CLASS B CERTIFICATEHOLDERS (Note 5)                    971,005
---------------------------------------------------------------------------------------

  Total liabilities                                                         101,754,673
---------------------------------------------------------------------------------------

NET ASSETS

CLASS B CERTIFICATES, par value $1 - authorized, issued and
  outstanding - 1,763,800 certificates (Note 5)                               1,763,800
ACCUMULATED DEFICIT (Notes 2 and 5)                                          (3,279,077)
PAID-IN CAPITAL (Note 2)                                                     16,627,777
---------------------------------------------------------------------------------------

    Total net assets                                                       $ 15,112,500
=======================================================================================

  Net asset value per Class B certificate
    (based on 1,763,800 certificates outstanding)                          $       8.57
=======================================================================================

                SEE ACCOMPANYING ACCOUNTANTS' COMPILATION REPORT
                       AND NOTES TO FINANCIAL STATEMENTS.

                                         COLLEGE AND UNIVERSITY
                                        FACILITY LOAN TRUST TWO

                                        STATEMENT OF OPERATIONS

SIX MONTHS ENDED MAY 31,                                                       2002
=======================================================================================
INVESTMENT INCOME:
  Interest income (Note 2)                                                 $  5,989,178
---------------------------------------------------------------------------------------

EXPENSES:
  Interest expense (Notes 2 and 3)                                            4,749,838
  Servicer fees (Note 4)                                                         58,158
  Trustee fees (Note 4)                                                          21,725
  Other trust and bond administration expenses                                  115,650
---------------------------------------------------------------------------------------

    Total expenses                                                            4,945,371
---------------------------------------------------------------------------------------

    Net investment income                                                     1,043,807
---------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                       $  1,043,807
=======================================================================================

                SEE ACCOMPANYING ACCOUNTANTS' COMPILATION REPORT
                       AND NOTES TO FINANCIAL STATEMENTS.

                                         COLLEGE AND UNIVERSITY
                                        FACILITY LOAN TRUST TWO

                                        STATEMENT OF CASH FLOWS

SIX MONTHS ENDED MAY 31,                                                       2002
=======================================================================================
CASH FLOWS FROM OPERATING ACTIVITIES:
  Interest received                                                        $  2,623,590
  Interest paid                                                              (2,682,498)
  Operating expenses paid                                                      (219,905)
---------------------------------------------------------------------------------------

    Net cash used for operating activities                                     (278,813)
---------------------------------------------------------------------------------------

CASH FLOWS FROM INVESTING ACTIVITIES:
  Net decrease in funds held under investment agreements                        946,931
  Principal payments on Loans                                                10,410,259
---------------------------------------------------------------------------------------

    Net cash provided by investing activities                                11,357,190
---------------------------------------------------------------------------------------

CASH FLOWS FROM FINANCING ACTIVITIES:
  Principal repayments on Bonds                                              (9,530,146)
  Distribution to Class B certificateholders                                 (1,578,689)
---------------------------------------------------------------------------------------

    Net cash used for financing activities                                  (11,108,835)
---------------------------------------------------------------------------------------

NET DECREASE IN CASH                                                            (30,458)

CASH, beginning of period                                                        80,458
---------------------------------------------------------------------------------------

CASH, end of period                                                        $     50,000
=======================================================================================

RECONCILIATION OF NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS TO NET CASH USED FOR OPERATING ACTIVITIES:
  Net increase in net assets resulting from operations                     $  1,043,807
  Increase in prepaid expenses                                                  (13,750)
  Increase in interest receivable                                               (44,892)
  Decrease in accrued expenses and other liabilities                            (10,622)
  Decrease in Bond interest payable                                            (190,603)
  Amortization of original issue discount on Bonds                            2,222,787
  Amortization of purchase discount on Loans                                 (3,320,696)
  Amortization of deferred Bond issuance costs                                   35,156
---------------------------------------------------------------------------------------

    Net cash used for operating activities                                 $   (278,813)
=======================================================================================

                SEE ACCOMPANYING ACCOUNTANTS' COMPILATION REPORT
                       AND NOTES TO FINANCIAL STATEMENTS.

                                                     COLLEGE AND UNIVERSITY
                                                    FACILITY LOAN TRUST TWO

                                        STATEMENTS OF CHANGES IN NET ASSETS
                                                                (NOTE 2(F))

                                                               FOR THE
                                                              SIX MONTHS
                                                                ENDED             YEAR ENDED
                                                               MAY 31,           NOVEMBER 30,
                                                                2002                2001
=============================================================================================
FROM OPERATIONS:
  Net investment income                                      $  1,043,807        $  2,018,782
---------------------------------------------------------------------------------------------

    Net increase in net assets applicable to Class B
      certificateholders resulting from operations              1,043,807           2,018,782
---------------------------------------------------------------------------------------------

CAPITAL CERTIFICATE TRANSACTIONS:
  Distributions to Class B certificateholders (Note 5)           (971,005)         (2,877,398)
---------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                                         72,802            (858,616)
---------------------------------------------------------------------------------------------

NET ASSETS:
  Beginning of period                                          15,039,698          15,898,314
---------------------------------------------------------------------------------------------

  End of period                                              $ 15,112,500        $ 15,039,698
=============================================================================================

                SEE ACCOMPANYING ACCOUNTANTS' COMPILATION REPORT
                       AND NOTES TO FINANCIAL STATEMENTS.

                                                          COLLEGE AND UNIVERSITY
                                                         FACILITY LOAN TRUST TWO

                                          SELECTED FINANCIAL HIGHLIGHTS FOR EACH
                                                 CLASS B CERTIFICATE OUTSTANDING
                                                THROUGHOUT THE PERIODS INDICATED
                                                                 (NOTES 1 AND 5)

                                        FOR THE
                                       SIX MONTHS
                                          ENDED                        YEARS ENDED NOVEMBER 30,
                                         MAY 31,           ---------------------------------------------------
                                          2002                 2001              2000              1999
==============================================================================================================
NET ASSET VALUE, beginning of period  $      8.53          $      9.01       $     10.05       $      9.45

NET INVESTMENT INCOME                         .59                 1.15              1.34              1.38

PROVISION FOR LOAN LOSSES                      --                   --              (.17)               --

DIVIDENDS TO CLASS A PREFERRED
  CERTIFICATEHOLDERS:
  From net investment income                   --                   --                --                --
  As tax return of capital                     --                   --                --              (.11)

DISTRIBUTION TO CLASS B
  CERTIFICATEHOLDERS:
  As tax return of capital                   (.55)               (1.63)            (2.21)             (.67)
--------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, end of period        $      8.57          $      8.53       $      9.01       $     10.05
==============================================================================================================

TOTAL INVESTMENT RETURN (a)                   N/A                  N/A               N/A               N/A

NET ASSETS APPLICABLE TO CLASS A
  PREFERRED CERTIFICATES,
    end of period                     $        --          $        --       $        --       $        --

NET ASSETS APPLICABLE TO CLASS B
  CERTIFICATES, end of period         $15,112,500          $15,039,698       $15,898,314       $17,724,801
==============================================================================================================

RATIOS AND SUPPLEMENTAL DATA:

  Ratio of operating expenses to
    average net assets applicable
    to Class B certificates                 65.61%(b)(c)         69.21%(b)         73.02%(b)         78.42%(b)

  Ratio of net investment income
    to average net assets applicable
    to Class B certificates                 13.85%(c)            13.05%            14.10%            14.13%

  Number of Class B certificates
    outstanding, end of period          1,763,800            1,763,800         1,763,800         1,763,800


                                         YEARS ENDED NOVEMBER 30,
                                    --------------------------------
                                           1998              1997
====================================================================
NET ASSET VALUE, beginning of period   $      8.17       $      7.27

NET INVESTMENT INCOME                         1.63              1.64

PROVISION FOR LOAN LOSSES                     (.01)             (.11)

DIVIDENDS TO CLASS A PREFERRED
  CERTIFICATEHOLDERS:
  From net investment income                    --                --
  As tax return of capital                    (.34)             (.63)

DISTRIBUTION TO CLASS B
  CERTIFICATEHOLDERS:
  As tax return of capital                      --                --
====================================================================

NET ASSET VALUE, end of period         $      9.45       $      8.17
--------------------------------------------------------------------

TOTAL INVESTMENT RETURN (a)                    N/A               N/A

NET ASSETS APPLICABLE TO CLASS A
  PREFERRED CERTIFICATES,
    end of period                      $ 2,585,848       $ 5,422,117

NET ASSETS APPLICABLE TO CLASS B
  CERTIFICATES, end of period          $16,673,598       $14,401,615
====================================================================

RATIOS AND SUPPLEMENTAL DATA:

  Ratio of operating expenses to
    average net assets applicable
    to Class B certificates                  99.83%(b)        123.64%(b)

  Ratio of net investment income
    to average net assets applicable
    to Class B certificates                  18.57%            21.29%

  Number of Class B certificates
    outstanding, end of period           1,763,800         1,763,800


(a)   The Trust's investments are recorded at amortized cost as discussed in
      Note 2. Accordingly, the financial statements do not reflect the market value of such investments. For this reason, management believes that no meaningful information can be provided regarding "Total Investment Return" and has not included information under that heading.

(b) Excluding interest expense, the ratio of operating expenses to average net assets applicable to Class B Certificates was 2.59%(c), 2.72%, 2.53%, 2.57%, 2.32% and 2.56% in 2002, 2001, 2000, 1999, 1998 and 1997,
      respectively.

(c)   Annualized.

                SEE ACCOMPANYING ACCOUNTANTS' COMPILATION REPORT
                       AND NOTES TO FINANCIAL STATEMENTS.

                                               COLLEGE AND UNIVERSITY
                                              FACILITY LOAN TRUST TWO

                                        NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION             College and University Facility Loan Trust Two (the Trust) was formed
   AND BUSINESS             on March 11, 1988 as a business trust under the laws of the
                            Commonwealth of Massachusetts by a declaration of trust by State
                            Street Bank and Trust Company, formerly the Bank of Boston (the Owner
                            Trustee) not in its individual capacity but solely as Owner Trustee.
                            The Trust is registered under the Investment Company Act of 1940 (as amended) as a diversified, closed-end, management investment company.

                            The Trust was formed for the sole purpose of raising funds through the issuance and sale of bonds (the Bonds).  The Trust commenced operations on May 12, 1988 (the Closing Date) and issued Bonds in four tranches in the aggregate principal amount (at maturity) of
                            $450,922,000.  The Bonds constitute full recourse obligations of the
                            Trust.  The collateral securing the Bonds consists primarily of a pool of college and university facility loans (the Loans) to various postsecondary educational institutions and funds held under the indenture (the Indenture) and the investment agreements.  The Loans were originated by or previously assigned to the United States
                            Department of Education (ED) under the College Housing Loan Program or the Academic Facilities Loan Program.  The Loans, which have been assigned to Bank One Trust Company, NA, formerly The First National
                            Bank of Chicago (The Bond Trustee), are secured by various types of collateral, including mortgages on real estate, general recourse obligations of the borrowers, pledges of securities and pledges of revenues.  As of the Closing Date, the Loans had a weighted average stated interest rate of approximately 3.18% and a weighted average remaining term to maturity of approximately 18.77 years.  Payments on the Loans are managed by the Bond Trustee in various fund accounts and are invested under investment contracts (Note 2) as specified in the Indenture.

                SEE ACCOMPANYING ACCOUNTANTS' COMPILATION REPORT.


1. ORGANIZATION AND         All payments on the Loans and earnings under the investment
   BUSINESS                 agreements and any required transfers from the Expense and Liquidity
   (Continued)              Funds are deposited to the credit of the Revenue Fund held by the
                            Bond Trustee, as defined within, and in accordance with the
                            Indenture.  On each bond payment date, amounts on deposit in the
                            Revenue Fund are applied in the following order of priority: to pay amounts due on the Bonds, to pay administrative expenses not previously paid from the Expense Fund, to fund the Expense Fund to the Expense Fund Requirement and to fund the Liquidity Fund to the
                            Liquidity Fund Requirement.  Any funds remaining in the Revenue Fund on such payment date will be used to further pay down the Bonds to the extent of the maximum principal distribution amount, after which any residual amounts are paid to the certificateholders.

                            On the Closing Date, certificates were issued by the Trust to ED as partial payments for the Loans.  In December 1989, ED sold, through a private placement, all of its ownership interest in the Trust.

2. SUMMARY OF               (a) COLLEGE AND UNIVERSITY FACILITY LOANS
   SIGNIFICANT
   ACCOUNTING               The Loans were purchased and recorded at a discount below par.
   POLICIES                 Pursuant to a "no-action letter" that the Trust received from the
                            Securities and Exchange Commission, the Loans, included in investments in the accompanying balance sheet, are being accounted for under the amortized cost method of accounting.  Under this method, the difference between the cost of each Loan to the Trust and the scheduled principal and interest payments is amortized, assuming no prepayments of principal, and included in the Trust's income by applying the Loan's effective interest rate to the amortized cost of that Loan.  When a Loan prepays, the remaining discount is recognized as interest income.  The remaining balance of the purchase discount on the Loans as of May 31, 2002 was approximately $43,471,000.  As a result of prepayments of Loans in the six months ended May 31, 2002, additional interest income of approximately $198,000 was recognized.

                SEE ACCOMPANYING ACCOUNTANTS' COMPILATION REPORT.

2. SUMMARY OF               (a) COLLEGE AND UNIVERSITY FACILITY LOANS (Continued)
   SIGNIFICANT
   ACCOUNTING               The Trust's policy is to discontinue the accrual of interest on Loans
   POLICIES                 for which payment of principal or interest is 180 days or more past
   (Continued)              due or for other such Loans that management believes the collection of interest and principal is doubtful.  When a Loan is placed on nonaccrual status, all previously accrued but uncollected interest is reversed against the current period's interest income. Subsequently, interest income is generally recognized when received.  Payments are generally applied to interest first, with the balance, if any, applied to principal.  At May 31, 2002, no loans have been placed on nonaccrual status.

                            (b) OTHER INVESTMENTS

                            Other investments, which are included in investments in the accompanying balance sheet, consist of two investment agreements issued by JP Morgan Chase Bank, bearing fixed rates of interest of
                            7.05% and 7.75%.  These investments may take the form of repurchase agreements (the underlying collateral of which shall be as to form and substance acceptable to each nationally recognized statistical rating agency that rates the Bonds), time deposits or other lawful investments at JP Morgan Chase Bank's option.  These investments are carried at cost.  These investment agreements terminate on the earlier of June 1, 2018 or the date on which the Bonds are paid-in-full.

                            (c) FEDERAL INCOME TAXES

                            It is the Trust's policy to comply with the requirements applicable to a regulated investment company under Subchapter M of the Internal
                            Revenue Code of 1986, as amended, and to distribute substantially all of its investment company taxable income to its certificateholders each year.  Accordingly, no federal or state income tax provision is required.

                            For tax purposes, the Loans were transferred to the Trust at their face values.  Accordingly, the accretion of the purchase discount creates a permanent book-tax difference.

                SEE ACCOMPANYING ACCOUNTANTS' COMPILATION REPORT.

2. SUMMARY OF               (d) DEFERRED BOND ISSUANCE COSTS
   SIGNIFICANT
   ACCOUNTING               Deferred Bond issuance costs are being amortized using the effective
   POLICIES                 interest rate method over the estimated lives of the Bonds, which are
   (Continued)              based on the scheduled payments of the Loans.  When Loan prepayments occur, an additional portion of the deferred issuance costs is expensed in the year the prepayment occurred, so that the future effective interest rate remains unchanged.

                            (e) ACCOUNTING FOR IMPAIRMENT OF A LOAN AND ALLOWANCE FOR LOAN
                            LOSSES

                            The allowance for loan losses is based on the Trust's evaluation of the level of the allowance required to reflect the risks in the loan portfolio, based on circumstances and conditions known or anticipated at each reporting date.

                            The methodology for assessing the appropriateness of the allowance consists of a review of the following three key elements:

                                 (1)     a valuation allowance for loans identified as impaired,

                                 (2)     a formula-based general allowance for the various loan
                                         portfolio classifications, and

                                 (3)     an unallocated allowance.

                            A loan is impaired when, based on current information and events, it is probable that the Trust will be unable to collect all amounts due in accordance with the contractual terms of the loan agreement.
                            Loans identified as impaired are further evaluated to determine the estimated extent of impairment.  Impaired loans are measured based on the present value of expected future cash flows discounted at the loan's effective interest rate, or the fair value of the collateral if the loan is collateral-dependent.  When impaired loans are evaluated, if the difference between the net present value of the impaired loan (or fair value of the collateral if the loan is collateral-dependent) is lower than the amortized cost of the loan, the shortfall is reflected as a valuation allowance.

                SEE ACCOMPANYING ACCOUNTANTS' COMPILATION REPORT.

2. SUMMARY OF               (e) ACCOUNTING FOR IMPAIRMENT OF A LOAN AND ALLOWANCE FOR LOAN
   SIGNIFICANT              LOSSES (Continued)
   ACCOUNTING
   POLICIES                 The formula-based general allowance is derived primarily from a
   (Continued)              risk-rating model that grades loans based on general characteristics of credit quality and relative risk.  As credit quality for individual loans deteriorates, the risk rating and the allowance allocation percentage increases.  The sum of these allocations comprise the Trust's formula-based general allowance.

                            In addition to the valuation and formula-based general allowance, there is an unallocated allowance.  This element recognizes the estimation risks associated with the valuation and formula-based models.  It is further adjusted for qualitative factors including, among others, general economic and business conditions, credit quality trends, and specific industry conditions.

                            There are inherent uncertainties with respect to the final outcome of loans and as such, actual losses may differ from the amounts reflected in the financial statements.

                            (f) PRESENTATION OF CAPITAL DISTRIBUTIONS

                            Capital distributions are accounted for in accordance with the
                            American Institute of Certified Public Accountants Statement of
                            Position (SOP) 93-2, "DETERMINATION, DISCLOSURE AND FINANCIAL
                            STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN AND RETURN OF CAPITAL
                            DISTRIBUTIONS BY INVESTMENT COMPANIES."  SOP 93-2 requires the Trust to report distributions that are in excess of tax-basis earnings and profits as a tax return of capital and to present the capital accounts on a basis that approximates the amounts that are available for future distributions on a tax-basis.

                SEE ACCOMPANYING ACCOUNTANTS' COMPILATION REPORT.

2. SUMMARY OF               (f) PRESENTATION OF CAPITAL DISTRIBUTIONS (Continued)
   SIGNIFICANT
   ACCOUNTING               As of November 30, 2001, all tax earnings and profits have been
   POLICIES                 distributed.  Accordingly, all accumulated undistributed net
   (Continued)              investment income has been reclassified to paid-in capital.  This reclassification results from permanent book and tax differences such as the receipt of tax-exempt interest income on certain Loans, the related interest expense on the Bonds, and the accretion of purchase discount on the Loans. Amounts deducted for the loan loss reserve are not currently deductible for tax purposes and have been reclassified as an accumulated deficit. These reclassifications had no impact on the net investment income or net assets of the Trust.

                            The Trust expects to have a tax return of capital for the fiscal year ending November 30, 2002; however, the amount cannot be reasonably estimated at May 31, 2002.

                            (g) USE OF ESTIMATES

                            The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

                            The allowance for loan losses is a critical accounting policy that requires the most significant estimates and assumptions used in the preparation of the Trust's consolidated financial statements.  The allowance for loan losses is based on Trust's evaluation of the level of the allowance required in relation to the estimated loss exposure in the loan portfolio. The allowance for loan losses is a significant estimate and is therefore regularly evaluated for adequacy by taking into consideration factors such as prior loan loss experience, the character and size of the loan portfolio, business and economic conditions and the Trust's estimation of future losses.  The use of different estimates or assumptions could produce different provisions for loan losses.  See Note 2(e) for a detailed description of the
                            Trust's estimation process and methodology related to the allowance for loan losses.

                SEE ACCOMPANYING ACCOUNTANTS' COMPILATION REPORT.

3. BONDS                    The Bonds outstanding at May 31, 2002 consist of the following:


                                                OUTSTANDING     UNAMORTIZED        CARRYING
                    INTEREST       STATED        PRINCIPAL        DISCOUNT          AMOUNT
       TYPE          RATE         MATURITY        (000s)           (000s)            (000s)
--------------------------------------------------------------------------------------------------
   Sequential        4.00%      June 1, 2018    $ 124,595         $ 26,482         $ 98,113


                            Interest on the Bonds is payable semiannually.  On June 1, 2002, the
                            Trust made a principal payment of $9,232,744 on the 4% June 1, 2018 bonds.

                            Principal payments on the Bonds will be made prior to the respective stated maturities on each bond payment date in an amount equal to the lesser of either (1) amounts available in the Revenue Fund after certain required payments of interest and principal (at the stated
                            maturity of the Bonds) and administrative expenses after required transfers to the Expense Fund and the Liquidity Fund (such that the amounts on deposit are equal to the Expense Fund Requirement and the
                            Liquidity Fund Requirement, respectively), or (2) the Maximum
                            Principal Distribution Amount, as defined within the Indenture.
                            These principal payments will be applied to each class of Bonds in the order of their stated maturities, so that no payment of principal will be made on the Bonds of any class until all Bonds having an earlier stated maturity have been paid in full.

                SEE ACCOMPANYING ACCOUNTANTS' COMPILATION REPORT.

3. BONDS                    The estimated aggregate principal payments on the Bonds at May 31,
   (Continued)              2002 after taking into consideration actual Loan prepayments,
                            Defaulted Loans and the Maximum Principal Distribution Amount, as
                            defined in the Indenture, are as follows:


                                                                                          AMOUNT
                            FISCAL YEAR                                                   (000s)
                            ======================================================================
                            2002                                                        $   9,233
                            2003                                                           13,935
                            2004                                                           12,525
                            2005                                                           11,786
                            2006                                                           10,066
                            Thereafter                                                     67,050
                            ----------------------------------------------------------------------

                            Total                                                       $ 124,595
                            ======================================================================

                            Actual Bond principal payments may differ from estimated payments because borrowers may prepay or default on their obligations.  The
                            Bonds are not subject to optional redemption by either the Trust or the bondholders.

                            In the event of negative cash flows, a Liquidity Fund has been established and maintained such that, on or before such payment date, the Liquidity Fund may be used by the Bond Trustee to make any required payments on the Bonds and to pay operating expenses of the
                            Trust.  The original issue discount is being amortized using the effective interest rate method over the estimated lives of the Bonds, which are based on the scheduled payments of the Loans.  Accordingly, loan prepayments have the effect of accelerating bond payments.  When
                            Bond payments occur sooner than estimated payments, a portion of the original issue discount is expensed in the year of prepayment, so that the future effective interest rate on the Bonds remains unchanged.

                SEE ACCOMPANYING ACCOUNTANTS' COMPILATION REPORT.

4. ADMINISTRATIVE           (a) SERVICER
   AGREEMENTS

                            As compensation for the services provided under the servicing agreement, GMAC Commercial Mortgage Corporation receives a servicing fee.  The fee is earned each date payments are received on each Loan and is equal to 0.075 of 1% of the outstanding principal balance of each Loan divided by the number of payments of principal and interest in a calendar year.  For the six months ended May 31, 2002, GMAC's fees totaled $58,158.

                            (b) TRUSTEES

                            As compensation for services provided, the Owner and Bond Trustees are entitled under the Declaration of Trust and the Indenture to receive the following fees:

                            o   The Owner Trustee, in its capacities as manager of the Trust and as Owner Trustee, earned fees of $7,500 and $6,250,
                                respectively, for the six months ended May 31, 2002.

                            o   The Bond Trustee is entitled to an annual fee equal to 0.015 of 1% of the aggregate outstanding principal of the Bonds on the bond payment date immediately preceding the date of payment of such fee.  In addition, the Bond Trustee is reimbursed for other agreed-upon related expenses.  The Bond Trustee is also
                                reimbursed for out-of-pocket expenses in an amount not to exceed
                                4% of the applicable annual fee.  For the six months ended
                                May 31, 2002, total Bond Trustee fees and out-of-pocket expenses amounted to $7,975.

                SEE ACCOMPANYING ACCOUNTANTS' COMPILATION REPORT.

5. CERTIFICATES             Holders of each of the Class B certificates receive amounts paid to the Owner Trustee pursuant to the Declaration of Trust on a pro rata basis. On June 2, 2002, a distribution of $971,005 was made to the
                            Class B certificateholders.  This payment is reflected as a liability in the accompanying balance sheet.

                            The certificateholders shall each be entitled to one vote per certificate.

                            While the Bonds are outstanding, distributions to the Class B certificateholders are made on the second business day in each June and December (the Distribution Date) and, after the Bonds are paid in full, on the first business day of each calendar month.

6. ALLOWANCE FOR            An analysis of the allowance for loan losses for the six months ended
   LOAN LOSSES              May 31, 2002 is summarized as follows:

                            Balance, beginning of year                               $1,432,376
                            Provision                                                        --
                            Charge-offs                                                      --
                            ----------------------------------------------------------------------

                            Balance, end of period                                   $1,432,376
                            ======================================================================

                            At May 31, 2002, there were no recorded investments in loans that ARE
                            CONSIDERED TO BE IMPAIRED UNDER SFAS NO. 114 "ACCOUNTING BY CREDITORS
                            FOR IMPAIRMENT OF A LOAN".  See Note 2(e) for a discussion of the
                            Trust's impaired loan accounting policy.

                SEE ACCOMPANYING ACCOUNTANTS' COMPILATION REPORT.

7. LOANS                    Scheduled principal and interest payments on the Loans as of May 31,
                            2002, excluding payments for Loans in Default, as defined in the
                            Indenture, are as follows:


                                                         PRINCIPAL     INTEREST
                                                         PAYMENTS      PAYMENTS            TOTAL
                            FISCAL YEAR                   (000s)        (000s)            (000s)
                            ======================================================================
                            2002                         $ 10,131       $  2,369      $  12,500
                            2003                           15,435          4,111         19,546
                            2004                           14,561          3,628         18,189
                            2005                           12,507          3,176         15,683
                            2006                           10,956          2,796         13,752
                            Thereafter                     80,551         14,425         94,976
                            ----------------------------------------------------------------------

                            Total                        $144,141       $ 30,505      $ 174,646
                            ======================================================================

                            Expected payments may differ from contractual payments because borrowers may prepay or default on their obligations.  Accordingly, actual principal and interest on the Loans may vary significantly from the scheduled payments.  As of May 31, 2002, there were no Loans in Default.

                SEE ACCOMPANYING ACCOUNTANTS' COMPILATION REPORT.

7. LOANS                    The following analysis summarize the stratification of the loan
   (Continued)              portfolio by type of collateral and institution as of May 31, 2002:


                                                                      AMORTIZED
                                                          NUMBER        COST
                            TYPE OF COLLATERAL           OF LOANS      (000s)             %
                            ======================================================================
                            Loans secured by a
                              first mortgage                  182      $  58,854         58.5%

                            Loans not secured by
                              a first mortgage                100         41,816         41.5%
                            ----------------------------------------------------------------------

                            Total Loans                       282      $ 100,670        100.0%
                            ======================================================================

                                                                       AMORTIZED
                                                          NUMBER         COST
                            TYPE OF INSTITUTION          OF LOANS       (000s)            %
                            ======================================================================

                            Private                           188      $  58,367         58.0%

                            Public                             94         42,303         42.0%
                            ----------------------------------------------------------------------

                            Total Loans                       282      $ 100,670        100.0%
                            ======================================================================

                            The ability of a borrower to meet future debt service payments on a
                            Loan will depend on a number of factors relevant to the financial condition of such borrower, including, among others, the size and diversity of the borrower's sources of revenues; enrollment trends;
                            reputation; management expertise; the availability and restrictions on the use of endowments and other funds; the quality and maintenance costs of the borrower's facilities and, in the case of some Loans to public institutions, which are obligations of a state, the financial condition of the relevant state or other governmental entity and its policies with respect to education.  The ability of a borrower to maintain enrollment levels will depend on such factors as tuition costs, geographical location, geographic diversity, quality of the student body, quality of the faculty and the diversity of program offerings.

                SEE ACCOMPANYING ACCOUNTANTS' COMPILATION REPORT.

7. LOANS                    The collateral for Loans that are secured by a mortgage on real
   (Continued)              estate generally consists of special purpose facilities, such as dormitories, dining halls and gymnasiums, which are integral components of the overall educational setting.  As a result, in the event of borrower default on a Loan, the Trust's ability to realize the outstanding balance of the Loan through the sale of the underlying collateral may be negatively impacted by the special purpose nature and location of such collateral.

8. FAIR VALUE               SFAS No. 107, "DISCLOSURES ABOUT FAIR VALUE OF FINANCIAL
   OF FINANCIAL             INSTRUMENTS," allows for the use of a wide range of valuation
   INSTRUMENTS              techniques; therefore, it may be difficult to compare the Trust's fair value information to independent markets or to other fair value information.  Accordingly, the fair value information presented below does not purport to represent, and should not be construed to represent, the underlying market value of the Trust's net assets or the amounts that would result from the sale or settlement of the related financial instruments.  Further, as the assumptions inherent in fair value estimates change, the fair value estimates will change.

                            Current market prices are not available for most of the Trust's financial instruments since an active market generally does not exist for such instruments.  In accordance with the terms of the Indenture, the Trust is required to hold all of the Loans to maturity and to use the cash flows therefrom to retire the Bonds.  Accordingly, the Trust has estimated the fair values of its financial instruments using a discounted cash flow methodology.  This methodology is similar to the approach used at the formation of the Trust to determine the carrying amounts of these items for financial reporting purposes.  In applying the methodology, the calculations have been adjusted for the change in the relevant market rates of interest, the estimated duration of the instruments and an internally developed credit risk rating of the instruments.  All calculations are based on the scheduled principal and interest payments on the Loans because the prepayment rate on these Loans is not subject to estimate.

                SEE ACCOMPANYING ACCOUNTANTS' COMPILATION REPORT.

8. FAIR VALUE               The  estimated  fair value of each  category of the Trust's  financial
   OF FINANCIAL             instruments and the related book value  presented in the  accompanying
   INSTRUMENTS              balance sheet as of May 31, 2002 is as follows:
   (Continued)


                                                                      BOOK VALUE         FAIR VALUE
                                                                        (000s)             (000s)
                            =======================================================================
                            Loans                                     $  99,238*        $ 126,475

                            Investment Agreements:
                              Revenue Fund                               13,230            14,047
                              Liquidity Fund                              2,770             3,230
                            -----------------------------------------------------------------------
                                                                      $ 115,238         $ 143,752
                            =======================================================================

                            Bonds                                     $  98,113         $ 112,564
                            =======================================================================

                            *Net of allowance for loan losses of $1,432,376.

                 COLLEGE AND UNIVERSITY FACILITY LOAN TRUST TWO

                             SCHEDULE OF INVESTMENTS

                                  MAY 31, 2002

                          (Dollar Amounts in Thousands)

 OUTSTANDING                                                              STATED                           INTERNAL     AMORTIZED
  PRINCIPAL                                                              INTEREST         MATURITY          RATE OF    COST (NOTES
   BALANCE                             DESCRIPTION                         RATE %           DATE            RETURN %     1 AND 2)
------------   --------------------------------------------------       -----------      ----------       -----------  -----------
               COLLEGE AND UNIVERSITY LOANS (86.1%)
               -------------- A --------------
       $285    Alabama Agricultural and Mechanical University           3.000-3.750      07/01/2005          10.25          $246
      1,635    Alabama Agricultural and Mechanical University               3.000        05/01/2018          10.27         1,001
        101    Albion College                                               3.000        10/01/2009          10.56            74
        468    Albright College                                             3.000        11/01/2015          10.23           312
          2    Alcorn State University                                      3.500        11/01/2002          10.15             2
          9    American International College                               3.375        10/01/2002          10.84             9
         24    Anderson University                                          3.500        03/01/2003          11.42            22
        140    Anderson University                                          3.000        03/01/2006          11.19           115
         65    Arizona State University                                     3.375        10/01/2002          10.16            63
        640    Arizona State University                                     3.000        04/01/2006          10.60           536
        303    Arkansas State University                                    3.750        04/01/2005          10.75           265
      1,925    Auburn University                                            3.000        12/01/2018           9.16         1,215
        180    Azusa Pacific University                                     3.750        04/01/2015          10.88           119
               -------------- B --------------
        945    Baptist College at Charleston                                3.000        03/01/2019          10.73           542
        519    Baptist College at Charleston                                3.000        03/01/2011          10.98           367
         97    Becker Junior College                                        3.000        04/01/2005          11.21            83
         31    Bellarmine College                                           3.625        05/01/2004          11.34            28
         65    Benedict College                                             3.750        11/01/2004          10.75            59
        566    Benedict College                                             3.000        11/01/2006          10.61           479
      1,666    Benedict College                                             3.000        11/01/2020          10.36           963
      1,210    Bentley College                                              3.000        11/01/2007          10.57           982
        251    Bethany College                                              3.375        11/01/2012          10.54           181
        255    Bethany College                                              3.000        11/01/2017          10.40           158
        433    Bethany College                                              3.000        11/01/2012          10.40           303
          4    Bethune-Cookman College                                      3.000        11/01/2002          10.74             4
         85    Boston Architectural Center                                  3.750        11/01/2004          10.77            78
        231    Brandeis University                                          3.000        11/01/2011          10.64           166
         60    Brevard College                                              3.000        11/01/2004          10.71            55
         42    Brevard College                                              3.000        05/01/2006          11.12            35
               -------------- C --------------
        710    California Polytechnic State University                      3.000        11/01/2006          10.05           584
        225    California State University                                  3.000        11/01/2006           8.75           196
      1,055    California State University                                  3.000        11/01/2013           8.93           774
      2,383    California State University                                  3.000        11/01/2019           8.99         1,536
      1,445    Cameron University                                           3.000        04/01/2007          10.16         1,180
      1,415    Canisius College                                             3.000        11/01/2017          10.40           873
        195    Carnegie-Mellon University                                   3.000        05/01/2009          10.73           147
        887    Carnegie-Mellon University                                   3.000        11/01/2017          10.51           545
        308    Carroll College                                              3.750        06/01/2014          10.46           211

                SEE ACCOMPANYING ACCOUNTANTS' COMPILATION REPORT
                       AND NOTES TO FINANCIAL STATEMENTS.

 OUTSTANDING                                                              STATED                           INTERNAL     AMORTIZED
  PRINCIPAL                                                              INTEREST         MATURITY          RATE OF    COST (NOTES
   BALANCE                             DESCRIPTION                         RATE %           DATE            RETURN %     1 AND 2)
------------   --------------------------------------------------       -----------      ----------       -----------  -----------
       $149    Carroll College                                              3.000        06/01/2018          10.15           $90
        392    Carroll College                                              3.750        03/01/2015          10.93           266
         55    Case Western Reserve University                              3.500        04/01/2003          11.39            51
        195    Catawba College                                              3.000        12/01/2009          10.27           147
        299    Central Missouri State University                            3.625        07/01/2004          10.29           269
        690    Central Missouri State University                            3.000        07/01/2007          10.18           560
        135    Champlain College                                            3.000        12/01/2013          10.19            91
        475    Chapman College                                              3.000        10/01/2013          10.65           319
        208    Chapman College                                              3.000        11/01/2005          10.63           180
        163    Chapman College                                              3.000        11/01/2007          10.57           132
      1,320    Chateau Community Housing Association                        3.000        10/01/2012          10.51           922
         40    Cisco Junior College                                         3.000        11/01/2005          10.04            35
         78    Cisco Junior College                                         3.000        07/01/2005          10.15            67
        225    Clemson University                                           3.000        07/01/2005           9.51           199
        111    Coker College                                                3.000        12/01/2009          10.04            83
        835    College of Saint Rose                                        3.000        05/01/2022          10.43           465
        420    College of Saint Thomas                                      3.000        11/01/2009          10.53           321
        129    College of Santa Fe                                          3.000        10/01/2005          10.66           112
        543    College of Santa Fe                                          3.000        10/01/2018          10.43           330
        880    College of the Holy Cross                                    3.625        10/01/2013          10.60           625
        525    College of the Holy Cross                                    3.000        10/01/2006          10.63           438
          9    College of the Virgin Islands                                3.000        11/01/2002          10.15             9
         36    College of the Virgin Islands                                3.000        10/01/2003          10.16            33
        129    Columbia College                                             3.625        07/01/2004          10.90           115
         50    Columbia College                                             3.000        07/01/2006          10.80            41
         96    Concordia College                                            3.000        04/01/2009          11.05            74
        645    Concordia College                                            3.000        05/01/2019          10.65           373
        288    Cumberland University                                        3.000        08/01/2017          10.52           175
               -------------- D --------------
        535    Daemen College                                               3.000        04/01/2016          10.77           331
        165    Dakota Wesleyan University                                   3.000        10/01/2015          10.46           107
        119    Dickinson College                                            3.000        05/01/2018          10.30            73
        162    Dillard University                                           3.000        04/01/2008          11.09           129
        479    Dowling College                                              3.000        10/01/2010          10.75           351
      1,030    Drexel University                                            3.500        05/01/2014          10.53           707
        241    Drury College                                                3.000        04/01/2015          10.63           157
        386    Drury College                                                3.000        10/01/2010          10.75           283
        950    D'Youville College                                           3.000        04/01/2018          10.90           556
               -------------- E --------------
        350    Elizabeth City State University                              3.000        10/01/2017          10.02           223
        350    Embry-Riddle Aeronautical University                         3.000        09/01/2007          10.64           282
        140    Emmanuel College                                             3.000        11/01/2013          10.45            95

                SEE ACCOMPANYING ACCOUNTANTS' COMPILATION REPORT
                       AND NOTES TO FINANCIAL STATEMENTS.

 OUTSTANDING                                                              STATED                           INTERNAL     AMORTIZED
  PRINCIPAL                                                              INTEREST         MATURITY          RATE OF    COST (NOTES
   BALANCE                             DESCRIPTION                         RATE %           DATE            RETURN %     1 AND 2)
------------   --------------------------------------------------       -----------      ----------       -----------  -----------
               -------------- F --------------
     $1,500    Fairleigh Dickinson University                               3.000        11/01/2017          10.39          $926
        111    Florida Agricultural and Mechanical University               3.625        07/01/2004          10.29           100
        103    Florida Atlantic University                                  3.500        07/01/2004          10.27            94
        235    Florida Atlantic University                                  3.000        07/01/2006          10.18           197
        150    Florida Institute of Technology                              3.000        11/01/2009          10.53           114
        505    Florida State University                                     3.000        01/01/2009           9.40           404
         28    Fort Hays State University                                   3.625        10/01/2002          10.18            27
        120    Fort Hays State University                                   3.000        10/01/2007          10.08            99
        375    Fort Lewis College                                           3.000        10/01/2006          10.09           317
               -------------- G --------------
        595    Gannon University                                            3.000        11/01/2011          10.49           428
        189    Gannon University                                            3.000        12/01/2022          10.13           104
         46    Gavilan College                                              3.000        04/01/2006          10.59            38
        698    George Fox College                                           3.000        07/01/2018          10.64           416
        367    Georgetown College                                           3.000        12/01/2008          10.04           281
        675    Georgetown College                                           3.000        12/01/2009          10.05           503
      2,610    Georgetown University                                        3.000        11/01/2020          10.36         1,510
      6,705    Georgetown University                                        4.000        11/01/2020          10.52         4,177
        609    Georgetown University                                        3.000        05/01/2005          10.86           534
        259    Georgia Education Authority Board of Regents
                 of the University System of Georgia                        3.375        01/01/2003          10.60           251
               -------------- H --------------
        327    Hampshire College                                            3.000        07/01/2013          10.75           218
      1,183    Hampshire College                                            3.000        02/01/2014          10.70           782
        345    Harper Grace Hospital                                        3.625        04/01/2005          11.26           297
         89    Hesston College                                              3.000        04/01/2006          11.14            73
        266    High Point College                                           3.000        12/01/2010          10.26           195
      1,579    Hinds Junior College                                         3.000        04/01/2013          10.42         1,097
          3    Hiwassee College                                             3.375        01/01/2003          11.58             3
        179    Hiwassee College                                             3.000        09/15/2018          10.58           106
      1,662    Hofstra University                                           3.000        11/01/2012          10.61         1,156
        254    Hood College                                                 3.625        11/01/2014          10.54           176
        330    Houston Tillotson College                                    3.500        04/01/2014          10.90           222
        195    Huntingdon College                                           3.000        10/01/2008          10.60           152
               -------------- I --------------
         46    Illinois Institute of Technology                             3.000        03/01/2003          11.10            43
        408    Indiana University                                           3.750        12/01/2003           8.84           377
         85    Inter American University of Puerto Rico                     3.000        09/01/2007          10.66            70
      2,170    Inter American University of Puerto Rico                     3.000        01/01/2017          10.94         1,322
               -------------- J --------------
      1,350    James Madison University                                     3.000        06/01/2009          10.49         1,020
         15    Judson College                                               3.750        07/01/2004          10.92            14

                SEE ACCOMPANYING ACCOUNTANTS' COMPILATION REPORT
                       AND NOTES TO FINANCIAL STATEMENTS.

 OUTSTANDING                                                              STATED                           INTERNAL     AMORTIZED
  PRINCIPAL                                                              INTEREST         MATURITY          RATE OF    COST (NOTES
   BALANCE                             DESCRIPTION                         RATE %           DATE            RETURN %     1 AND 2)
------------   --------------------------------------------------       -----------      ----------       -----------  -----------
               -------------- K --------------
        $36    Kansas State University                                      3.375        10/01/2002           9.12           $35
        330    Kansas State University                                      3.625        04/01/2004           9.77           301
         24    Kendall College                                              3.375        10/01/2002          10.82            23
        180    Kendall College                                              3.000        10/01/2008          10.59           141
        195    Knox College                                                 3.000        04/01/2006          11.15           161
               -------------- L --------------
        225    LaGrange College                                             3.000        03/01/2009          11.06           168
        129    Langston University                                          3.375        10/01/2003          10.15           121
        650    Langston University                                          3.000        04/01/2007          10.56           525
        419    Lassen Junior College District                               3.000        04/01/2020          10.27           245
        305    Leland Stanford Junior College                               3.375        05/01/2003          11.33           282
        119    Lenoir Rhyne College                                         3.000        12/01/2006          10.04            98
         75    Linfield College                                             3.000        10/01/2017          10.44            46
        369    Long Island University                                       3.750        05/01/2005          11.22           320
        172    Long Island University                                       3.000        11/01/2009          10.69           133
        602    Long Island University                                       3.000        11/01/2009          10.69           464
         84    Long Island University                                       3.750        04/01/2003          11.41            78
        485    Long Island University                                       3.625        06/01/2014          10.49           329
         60    Long Island University                                       3.750        10/01/2004          10.79            54
        506    Louisiana State University                                   3.625        07/01/2004           9.04           463
        278    Louisiana State University                                   3.000        07/01/2005           8.84           255
        260    Louisiana State University                                   3.000        07/01/2006           8.87           234
        203    Lycoming College                                             3.625        05/01/2014          10.64           138
        280    Lycoming College                                             3.750        05/01/2015          10.62           189
        428    Lynchburg College                                            3.750        05/01/2015          10.64           292
        570    Lynchburg College                                            3.000        05/01/2018          10.68           340
               -------------- M --------------
        403    MacAlester College                                           3.000        05/01/2020          10.46           235
        485    Marian College                                               3.000        10/01/2016          10.45           306
         86    Marquette University                                         3.000        07/31/2024          10.59            45
        333    Mary Baldwin College                                         3.375        05/01/2012          10.68           237
        570    Marymount University                                         3.000        05/01/2016          10.52           369
        450    McLennan Community College                                   3.000        04/01/2006          10.49           378
        804    Memorial Hospital for Cancer and Allied Diseases             3.375        04/01/2012          10.68           572
        406    Mercer University                                            3.000        05/01/2014          10.58           272
      1,280    Mercy College of Detroit                                     3.625        10/01/2013          10.59           897
         27    Merrimack College                                            3.000        04/15/2019          10.53            21
        109    Merrimack College                                            3.000        04/15/2008          10.79            64
         10    Middlebury College                                           3.375        10/01/2002          11.12            10
         47    Midland Lutheran College                                     3.000        04/01/2005          11.20            40

                SEE ACCOMPANYING ACCOUNTANTS' COMPILATION REPORT
                       AND NOTES TO FINANCIAL STATEMENTS.

 OUTSTANDING                                                              STATED                           INTERNAL     AMORTIZED
  PRINCIPAL                                                              INTEREST         MATURITY          RATE OF    COST (NOTES
   BALANCE                             DESCRIPTION                         RATE %           DATE            RETURN %     1 AND 2)
------------   --------------------------------------------------       -----------      ----------       -----------  -----------
       $536    Millsaps College                                             3.000        11/01/2021          10.34          $303
      1,410    Mississippi State University                                 3.000        12/01/2020           9.64           831
         25    Molloy College                                               3.375        10/01/2002          10.81            24
        192    Moravian College                                             3.375        11/01/2012          10.52           137
        685    Morehouse College                                            3.000        07/01/2010          10.50           489
      1,922    Morgan State University                                      3.000        11/01/2014          10.56         1,269
        130    Morris Brown College                                         3.750        05/01/2007          11.12           106
      1,466    Morris Brown College                                     2.750-3.750      05/01/2018          10.89           929
        477    Morris College                                               3.000        11/01/2009          10.53           364
               -------------- N --------------
        135    New England College                                          3.000        04/01/2016          10.77            83
        555    Newark Beth Israel Hospital                                  3.625        01/01/2014          11.06           368
         57    NIACC Dormitories, Inc.                                      3.000        10/01/2012          10.27            40
      2,608    Norfolk State University                                     3.000        12/01/2021           9.77         1,504
        300    North Carolina State University                              3.625        09/01/2004           7.97           279
         45    North Greenville College                                     3.000        11/01/2003          10.72            43
      2,709    Northeastern University                                      3.000        05/01/2018          10.53         1,639
         51    Northeastern University                                      3.000        05/01/2004          10.97            47
        265    Nova University                                              3.000        12/01/2007          10.04           209
               -------------- O -------------
        254    Occidental College                                           3.000        10/01/2019          10.41           149
        165    Olympic Community College                                    3.000        10/01/2008          10.07           131
         20    Ouachita Baptist University                                  3.000        12/01/2006          10.04            16
               -------------- P -------------
        834    Paine College                                                3.000        10/01/2016          10.45           526
      2,211    Philadelphia College of Art                                  3.000        01/01/2022          10.62         1,206
        255    Pine Manor College                                           3.625        10/01/2003          10.80           237
        155    Post College                                                 3.000        04/01/2010          10.76           115
        605    Purdue University                                            3.625        07/01/2004           9.33           549
        183    Purdue University                                            3.000        07/01/2005           9.26           163
               -------------- Q -------------
         81    Queens College                                               3.625        07/01/2004          10.90            72
               -------------- R -------------
        230    Randolph-Macon College                                       3.000        05/01/2010          10.72           172
        445    Regis College (Denver)                                       3.000        11/01/2012          10.47           311
          3    Regis College (Weston)                                       3.375        10/01/2002          10.85             3
        140    Rhode Island College                                         3.000        10/01/2005          10.09           122
      1,620    Rider College                                                3.625        11/01/2013          10.42         1,160
        382    Rider College                                                3.000        05/01/2017          10.70           231
         71    Rio Grande College                                           3.000        03/30/2009          10.93            55
        585    Rutgers, The State University                                3.750        05/01/2016           9.19           416

                SEE ACCOMPANYING ACCOUNTANTS' COMPILATION REPORT
                       AND NOTES TO FINANCIAL STATEMENTS.

 OUTSTANDING                                                              STATED                           INTERNAL     AMORTIZED
  PRINCIPAL                                                              INTEREST         MATURITY          RATE OF    COST (NOTES
   BALANCE                             DESCRIPTION                         RATE %           DATE            RETURN %     1 AND 2)
------------   --------------------------------------------------       -----------      ----------       -----------  -----------
               -------------- S -------------
        $25    Saint John's University                                      3.000        10/01/2002          10.76           $24
         92    Saint Louis College of Pharmacy                              3.375        10/01/2004          10.74            82
         89    Saint Louis University                                       3.500        11/01/2002          10.80            86
         52    Saint Mary's College                                         3.000        03/01/2005          11.25            44
        384    Saint Mary's College                                         3.000        06/01/2020          10.14           225
      1,679    Saint Michael's College                                      3.000        05/01/2013          10.60         1,172
         82    Saint Norbert College                                        3.625        04/01/2004          11.33            73
        237    Saint Norbert College                                        3.000        04/01/2007          11.10           190
        434    Saint Paul's College                                         3.000        11/01/2014          10.56           291
        525    Saint Vincent College                                        3.500        05/01/2013          10.86           361
        595    San Diego State University                                   3.000        11/01/2007          10.04           505
      1,080    Sangamon State University                                    3.000        11/01/2018          10.12           676
        384    Seattle University                                           3.000        11/01/2008          10.55           302
        294    Seton Hill College                                           3.625        11/01/2014          10.53           202
        286    Simpson College                                              3.000        07/01/2016          10.58           178
        348    South Dakota School of Mines and Technology                  3.000        04/01/2018          10.30           211
        691    Southeast Missouri State University                          3.000        04/01/2007          10.58           568
        530    Southeastern Oklahoma State University                       3.000        04/01/2009          10.51           405
        390    Southern Methodist University                                3.000        10/01/2007          10.61           315
        118    Southern Nazarene University                                 3.750        04/01/2005          11.27           102
         85    Southwest Missouri State College                             3.375        10/01/2002          10.17            82
      2,075    Southwest Texas State University                             3.000        10/01/2015           9.51         1,408
        246    Spalding University                                          3.000        09/01/2007          10.66           203
        383    Springfield College                                          3.500        05/01/2013          10.67           271
         42    Springfield College                                          3.000        05/15/2005          10.11            38
         95    State Center Community College                               3.000        10/01/2004          10.10            85
      1,647    Stephen F. Austin State University                       3.375-3.500      10/01/2012           9.57         1,222
        108    Stetson University                                           3.000        01/01/2006          11.25            88
         55    Stillman College                                             3.750        02/01/2004          11.42            49
        175    SUNY, Mohawk Valley Community College                        3.000        04/01/2005          10.26           148
               -------------- T -------------
        350    Talladega College                                            3.000        12/01/2012          10.24           243
        233    Taylor University                                            3.000        10/01/2012          10.50           162
        716    Taylor University                                            3.000        10/01/2013          10.49           488
        531    Texas A & I University                                       3.000        07/01/2009           9.57           415
        410    Texas Southern University                                    3.500        04/01/2013          10.45           286
        377    Transylvania University                                      3.000        11/01/2010          10.51           279
        430    Trinity University                                           3.625        09/01/2004          10.82           385
      2,147    Tufts University                                             3.000        10/01/2021          10.39         1,210

                SEE ACCOMPANYING ACCOUNTANTS' COMPILATION REPORT
                       AND NOTES TO FINANCIAL STATEMENTS.

 OUTSTANDING                                                              STATED                           INTERNAL     AMORTIZED
  PRINCIPAL                                                              INTEREST         MATURITY          RATE OF    COST (NOTES
   BALANCE                             DESCRIPTION                         RATE %           DATE            RETURN %     1 AND 2)
------------   --------------------------------------------------       -----------      ----------       -----------  -----------
               -------------- U -------------
        $11    Union College                                                3.000        11/01/2002          10.74           $11
      1,425    University of Alabama in Birmingham                          3.000        11/01/2008           7.97         1,212
         11    University of Alaska                                         3.500        04/01/2003          10.80            10
        153    University of Arkansas at Little Rock                        3.000        11/01/2009           9.42           126
        378    University of Central Arkansas                               3.000        04/01/2005          10.69           347
        375    University of Central Florida                                3.000        10/01/2007          10.08           308
          8    University of Chicago                                        3.500        12/01/2002          10.11             7
        810    University of Delaware                                       3.000        11/01/2006           9.08           701
        609    University of Delaware                                       3.000        12/01/2018           8.81           397
      1,980    University of Florida                                        3.000        07/01/2014          10.15         1,325
      1,450    University of Michigan                                       3.750        10/01/2005           9.51         1,295
        442    University of North Carolina                                 3.000        11/01/2005           8.81           399
        405    University of North Carolina                                 3.000        01/01/2008           9.50           325
         31    University of North Carolina                                 3.000        01/01/2007           9.50            26
        906    University of Notre Dame                                     3.000        02/15/2019          10.62           533
        645    University of Portland                                       3.375        04/01/2013          10.88           447
      1,469    University of Puerto Rico, Rio Piedras Campus                3.000        06/01/2011           9.39         1,095
        598    University of Saint Thomas                                   3.000        10/01/2019          10.41           352
        355    University of Santa Clara                                    3.625        04/01/2004          11.33           317
        545    University of South Florida                                  3.750        07/01/2005          10.30           476
        252    University of Steubenville                                   3.125        04/01/2010          10.98           184
      1,141    University of Vermont                                        3.000        07/01/2016           8.95           782
      1,085    University of Vermont                                        3.000        07/01/2019           9.06           692
         70    University of Washington                                     3.500        08/01/2002           9.07            67
        133    University of Washington                                     3.000        08/01/2003           9.06           124
      1,390    University Student Co-Operative Association                  3.000        04/01/2019          10.70           802
        400    Utica College                                                3.000        11/01/2009          10.53           305
               -------------- V -------------
        355    Vermont State College                                        3.000        06/01/2008           9.02           289
        225    Vermont State College                                        3.000        07/01/2014           9.30           157
      1,035    Villanova University                                         3.000        04/01/2019          10.70           597
      3,550    Vincennes University                                         3.000        06/01/2023           9.02         2,105
      2,152    Virginia Commonwealth University                             3.000        06/01/2011          10.01         1,563
        545    Virginia Commonwealth University                             3.000        06/01/2004          10.08           486
        260    Virginia Wesleyan College                                    3.000        11/01/2009          10.54           202
        160    Virginia Wesleyan College                                    3.000        11/01/2010          10.51           119
               -------------- W -------------
        143    Waldorf College                                              3.000        07/01/2005          10.77           122
        124    Wartburg College                                             3.750        04/01/2011          11.00            90
        405    Washington State University                                  3.625        04/01/2004          10.02           380

                SEE ACCOMPANYING ACCOUNTANTS' COMPILATION REPORT
                       AND NOTES TO FINANCIAL STATEMENTS.

 OUTSTANDING                                                              STATED                           INTERNAL     AMORTIZED
  PRINCIPAL                                                              INTEREST         MATURITY          RATE OF    COST (NOTES
   BALANCE                             DESCRIPTION                         RATE %           DATE            RETURN %     1 AND 2)
------------   --------------------------------------------------       -----------      ----------       -----------  -----------
       $260    Washington State University                                  3.750        04/01/2004          10.03          $244
        350    Washington State University                                  3.375        04/01/2003          10.02           338
        181    Wesley College                                               3.375        05/01/2013          10.88           126
         26    West Kern Junior College District                            3.625        04/01/2004          10.73            23
        340    West Valley College                                          3.000        04/01/2009          10.50           259
        382    West Virginia Wesleyan College                               3.000        05/01/2015          10.75           243
         59    Western Carolina University                                  3.625        05/01/2003          10.75            55
        325    Western Washington University                                3.625        10/01/2004          10.18           295
        270    Western Washington University                                3.750        10/01/2005          10.19           238
        685    Wheaton College                                              3.500        04/01/2013          10.70           473
         58    Wheeling College                                             3.000        11/01/2007          10.59            47
         21    Wheelock College                                             3.000        05/01/2011          10.23            16
        655    Wittenberg University                                        3.000        05/01/2015          10.76           416
        215    Wittenberg University                                        3.000        11/01/2017          10.39           133
         34    Wooster Business College                                     3.000        03/30/2009          10.88            26
        454    Wright State University                                      3.000        05/01/2009           9.89           360
               -------------- Y -------------
        321    York Hospital                                                3.000        05/01/2020          10.64           183
-----------
    144,141    Total College and University Loans                                                                        100,670
-----------

               Allowance for Loan Losses                                                                                   1,432
                                                                                                                     -----------

               Net Loans of the Trust                                                                                     99,238
                                                                                                                     -----------

               INVESTMENT AGREEMENTS (13.9%)
      2,770    JPMorgan Chase Bank - Liquidity Fund                         7.750        06/01/2018          7.750         2,770
     13,230    JPMorgan Chase Bank - Revenue Fund                           7.050        06/01/2018          7.050        13,230
-----------                                                                                                          -----------
     16,000    Total Investment Agreements                                                                                16,000
-----------                                                                                                          -----------
   $160,141    Total Investments (100.0%)                                                                               $115,238
===========                                                                                                          ===========

                SEE ACCOMPANYING ACCOUNTANTS' COMPILATION REPORT
                       AND NOTES TO FINANCIAL STATEMENTS.